Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation – The Consolidated Financial Statements include the accounts of the Company and Volution, a private Swiss company, its wholly-owned subsidiary. All intercompany transactions have been eliminated.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency – The functional currency of the Company is U.S. dollars as that is the primary economic environment in which the Company operates as well as the currency in which it has been financed.

The reporting currency of the Company is U.S. Dollars. The Company translated its non-U.S. operations’ assets and liabilities denominated in foreign currencies into U.S. dollars at current rates of exchange as of the balance sheet date and income and expense items at the average exchange rate for the reporting period. Translation adjustments resulting from exchange rate fluctuations are recorded as foreign currency translation adjustments, a component of accumulated other comprehensive loss. Gains or losses from foreign currency transactions are included in foreign currency exchange gains/(losses).

Use of Estimates, Policy [Policy Text Block]
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that may affect the reported amounts of assets, liabilities, equity, revenue, expenses and related disclosure of contingent assets and liabilities. Management’s estimates and judgments include assumptions used in the evaluation of impairment and useful lives of intangible assets (patents), accrued liabilities, deferred income taxes, liabilities related to stock options and warrants, stock-based compensation and various other assumptions that are believed to be reasonable under the circumstances. Actual results may differ from those estimates under different assumptions or conditions.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value Measurements – The carrying amounts of financial instruments, including cash and cash equivalents, short-term investments, restricted cash, accounts payable and accrued liabilities approximate fair value due to their short-term maturities.

The Company’s liabilities related to options and warrants relate to equity and debt financing rounds and options related to RPC, Akari’s majority shareholder, and are recognized on the balance sheet at their fair value, with changes in the fair value accounted for in the Statements of Comprehensive Loss and included in changes in fair value of option/warrant liabilities gains.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents – The Company considers all highly-liquid investments with original maturities of 90 days or less at the time of acquisition to be cash equivalents. The Company had no cash equivalents as of December 31, 2017 and December 31, 2016.

Investment, Policy [Policy Text Block]
Short-term investments – Short-term investments consist of certificates of deposit that are expected to be converted into cash within one year. The Company had no short-term investments as of December 31, 2017 and $10,021,963 at December 31, 2016.

Restricted deposit [Policy Text Block]	Restricted cash - Restricted cash is collateral for a letter of credit related to the Company’s office lease.

Prepaid Expenses and Other Current Assets [Policy Text Block]	Prepaid Expenses and Other Current Assets – Prepaid expenses and other current assets consist principally of VAT receivables and prepaid expenses.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and equipment, net – Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

Years

Computers, peripheral, and scientific equipment	3
Office furniture and equipment	3

Depreciation expense for the years ended December 31, 2017, 2016 and 2015 was $39,351, $36,898 and $7,040, respectively.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Long-Lived Assets – The Company reviews all long-lived assets for impairment whenever events or circumstances indicate the carrying amount of such assets may not be recoverable. Recoverability of assets to be held or used is measured by comparison of the carrying value of the asset to the future undiscounted net cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment recognized is measured by the amount by which the carrying value of the asset exceeds the discounted future cash flows expected to be generated by the asset.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Patent Acquisition Costs – Patent acquisition costs and related capitalized legal fees are amortized on a straight-line basis over the shorter of the legal or economic life. The estimated useful life is 22 years. The Company expenses costs associated with maintaining and defending patents subsequent to their issuance in the period incurred. Amortization of patent acquisition costs for the years ended December 31, 2017, 2016 and 2015 was $3,049, $3,046 and $3,122, respectively.

Accrued Expenses [Policy Text Block]
Accrued Expenses – As part of the process of preparing the Consolidated Financial Statements, it requires the estimate of accrued expenses. This process involves identifying services that third parties have performed on the Company’s behalf and estimating the level of service performed and the associated cost incurred on these services as of each balance sheet date in the Company’s Consolidated Financial Statements. Examples of estimated accrued expenses include contract service fees in conjunction with pre-clinical and clinical trials, professional service fees and contingent liabilities. In connection with these service fees, the Company estimates are most affected by its understanding of the status and timing of services provided relative to the actual services incurred by the service providers. In the event that the Company does not identify certain costs that have been incurred or it under or over-estimates the level of services or costs of such services, the Company’s reported expenses for a reporting period could be understated or overstated. The date on which certain services commence, the level of services performed on or before a given date, and the cost of services are often subject to the Company’s estimation and judgment. The Company makes these judgments based upon the facts and circumstances known to it in accordance with U.S. GAAP.

Research and Development Expense, Policy [Policy Text Block]
Research and Development Expenses – Costs associated with research and development are expensed as incurred. Research and development expenses include, among other costs, personnel expenses, costs incurred by outside laboratories, manufacturers’ and other accredited facilities in connection with clinical trials and preclinical studies. Research and development expenses for the years ended December 31, 2017, 2016 and 2015 were $23,285,279, $17,306,001 and $5,799,076, respectively. The Company accounts for research and development tax credits at the time its realization becomes probable. In September 2016, the Company realized research and development tax credits of $577,671 that was recorded as a credit to research and development costs in the Consolidated Statements of Comprehensive Loss (See Note 10).

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation Expense – Stock-based compensation expense is recorded using the fair-value based method for all awards granted. Compensation costs for stock options and awards is recorded in earnings (loss) over the requisite service period based on the fair value of those options and awards. For employees, fair value is estimated at the grant date and for non-employees fair value is re-measured at each reporting date as required by ASC 718, “Compensation-Stock Compensation,” and ASC 505-50, “Equity-Based Payments to Non-Employees.” Fair values of awards granted under the share option plans are estimated using a Black-Scholes option pricing model. The determination of fair value for stock-based awards on the date of grant using an option pricing model requires management to make certain assumptions regarding a number of complex and subjective variables. The Company classifies its stock-based payments as either liability-classified awards or as equity-classified awards. The Company remeasures liability-classified awards to fair value at each balance sheet date until the award is settled. The liability for liability-classified awards generally is equal to the fair value of the award as of the balance sheet date multiplied by the percentage vested at the time. The Company charges (or credits) the change in the liability amount from one balance sheet date to another to changes in fair value of option/warrant liabilities gains. The Company accounts for awards of equity instruments issued to employees and directors under the fair value method of accounting and recognize such amounts, upon vesting, in general administrative and research and development expenses within its Consolidated Statements of Comprehensive Loss.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Credit Risk – Financial instruments that subject the Company to credit risk consist of cash and cash equivalents. The Company maintains cash and cash equivalents with well-capitalized financial institutions. At times, those amounts may exceed insured limits. The Company has no significant concentrations of credit risk.

Income Tax, Policy [Policy Text Block]
Income Taxes – The Company accounts for income taxes in accordance with the accounting rules that require an asset and liability approach to accounting for income taxes based upon the future expected values of the related assets and liabilities. Deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and for tax loss and credit carry forwards, and are measured using the expected tax rates estimated to be in effect when such basis differences reverse. Valuation allowances are established, if necessary, to reduce the deferred tax asset to the amount that will, more likely than not, be realized. The Company has recorded a full valuation allowance on its deferred tax assets as of December 31, 2017 and December 31, 2016.

Income Tax Uncertainties, Policy [Policy Text Block]
Uncertain Tax Positions – The Company follows the provisions of ASC 740 “Accounting for Uncertainty in Income Taxes”, which prescribes recognition thresholds that must be met before a tax position is recognized in the financial statements and provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Under ASC 740 “Accounting for Uncertainty in Income Taxes,” an entity may only recognize or continue to recognize tax positions that meet a “more-likely-than-not” threshold. Interest and penalties related to uncertain tax positions are recognized as income tax expense. At December 31, 2017 and December 31, 2016, the Company had no uncertain tax positions.

Earnings Per Share, Policy [Policy Text Block]
Earnings (Loss) Per Share – Basic earnings (loss) per ordinary share is computed by dividing net income (loss) available to ordinary shareholders by the weighted-average number of Ordinary Shares outstanding during the period. Diluted earnings (loss) per ordinary share is computed by dividing net income (loss) available to ordinary shareholders by the sum of (1) the weighted-average number of Ordinary Shares outstanding during the period, (2) the dilutive effect of the assumed exercise of options and warrants using the treasury stock method and (3) the dilutive effect of other potentially dilutive securities.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income (Loss) – Comprehensive loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. The Company’s other comprehensive loss is comprised of foreign currency translation adjustments.

The following table provides details with respect to changes in accumulated other comprehensive loss, which is comprised of foreign currency translation adjustments, as presented in the balance sheets at December 31, 2017 and 2016:

Balance January 1, 2015	$46,081
Net current period other comprehensive income	110,399
Balance December 31, 2015	156,480
Net current period other comprehensive loss	(436,577)
Balance December 31, 2016	(280,097)
Net current period other comprehensive income	43,851
Balance December 31, 2017	$(236,246)

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

Adopted during year –
In March 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-09, Improvements to Employee Share-Based Payment Accounting (“ASU No. 2016-09”). ASU 2016-09 simplifies various aspects related to how share-based payments are accounted for and presented in the consolidated financial statements. The amendments include income tax consequences, the accounting for forfeitures, classification of awards as either equity or liabilities and classification on the statement of cash flows. The guidance is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The adoption of this standard in 2017 did not have a material impact on the Company’s financial position, results of operations or related financial statement disclosures.

Not yet adopted –
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (“ASU 2014-09”), which supersedes nearly all existing revenue recognition guidance under GAAP. The core principle of ASU 2014-09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. ASU 2014-09 defines a five-step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing GAAP. On July 9, 2015, the FASB voted to defer the effective date by one year to December 15, 2017 for interim and annual reporting periods beginning after that date.  Early adoption of ASU 2014-09 is permitted but not before the original effective date (annual periods beginning after December 15, 2016). When effective, ASU 2014-09 prescribes either of the following transition methods: (i) a full retrospective approach reflecting the application of the standard in each prior reporting period with the option to elect certain practical expedients; or (ii) a retrospective approach with the cumulative effect of initially adopting ASU 2014-09 recognized at the date of adoption (which includes additional footnote disclosures).  The Company is currently evaluating the method of adoption and the potential impact this standard may have on its financial position and results of operations. The future impact of ASU 2014-09 will be dependent on the nature of the Company’s future revenue contracts and arrangements, if any.

In February 2016, the FASB issued ASU No. 2016-02, Leases (ASU 2016-02”). ASU 2016-02 establishes a right-of-use (ROU) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Company is currently evaluating the impact of its pending adoption of the new standard on its consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments, which addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice, including presentation of cash flows relating to contingent consideration payments, proceeds from the settlement of insurance claims, and debt prepayment or debt extinguishment costs, among other matters. This guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted, including adoption in an interim period. If adopted in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. Adoption of this guidance is required to be applied using a retrospective transition method to each period presented, unless impracticable to do so. The Company does not believe the adoption of this standard will have a material impact on its statements of cash flows or related financial statement disclosures.

In October 2016, the FASB issued ASU 2016-16, Intra-Entity Transfers of Assets Other Than Inventory. This guidance removes the prohibition in ASC 740 against the immediate recognition of the current and deferred income tax effects of intra-entity transfers of assets other than inventory. This guidance is intended to reduce the complexity of U.S. GAAP and diversity in practice related to the tax consequences of certain types of intra-entity asset transfers, particularly those involving intellectual property. This guidance is effective for annual reporting periods beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, Restricted Cash, which requires that restricted cash be included with cash and cash equivalents when reconciling the beginning and ending total amounts shown on the statement of cash flows. This guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019 and should be applied using a retrospective transition method to each period presented. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. The Company has not yet determined the timing of adoption. The Company currently presents changes in restricted cash within investing activities and so the adoption of this guidance will result in changes in net cash flows from investing activities and to certain beginning and ending cash and cash equivalent totals shown on Consolidated Statements of Cash Flows. The Company does not believe the adoption of this standard will have a material impact on its financial position, results of operations or related financial statement disclosures.